Subsequent Events	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events	Subsequent Events
UNE EPM remaining shares acquisition
On January 27, 2026, Millicom was awarded 100% of the EPM's remaining shares in UNE EPM Telecomunicaciones S.A. (“UNE” or “Tigo Colombia”), following a winning bid in the public auction conducted by Empresas Públicas de Medellín E.S.P. ("EPM"). Millicom offered COP 418,741 per share, representing a total consideration of approximately COP 2.1 trillion (approximately $571 million). The transaction closed on January 29, 2026.
Acquisition of Telefónica’s Controlling Stake in Colombia Telecomunicaciones S.A. E.S.P. (Coltel)
On February 6, 2026, Millicom closed the acquisition of Telefónica’s controlling 67.5% equity stake in Colombia Telecomunicaciones S.A. E.S.P. (“Coltel”) in a tender offer that was conducted in accordance with the terms publicly disclosed, with a price of approximately $214.4 million for Telefónica’s controlling 67.5% equity stake in Coltel. Following the recent completion of the transaction, the initial accounting for the business combination is in progress.
Acquisition of Telefónica’s Operation in Chile Jointly with NJJ
On February 10, 2026, Millicom through a joint venture vehicle, Celtel Chile, S. L. (owned by Millicom Spain, S.L. at 49% and NJJ Cactus SAS at 51%), completed the acquisition of 100% of the shares of Telefónica Moviles Chile, S.A., pursuant to a Share Purchase Agreement (SPA) executed at the same date. The closing consideration was $50 million paid in cash. The SPA also provides for contingent consideration in the form of earn-out up to $150 million, determined by formulas and procedures set out in the SPA, without recourse to Millicom.
In addition, under a Call Option Agreement signed at closing, Millicom has two 30‑day windows following the fifth and sixth anniversaries of closing to acquire NJJ’s entire interest in Celtel Chile, S.L. at a price determined under the agreement’s valuation formulas; if Millicom does not exercise, NJJ obtains a subsequent 60‑day option to acquire Millicom’s interest using the same pricing methodology.
Agreement to sell MFS business in Paraguay
On January 5, 2026, Tigo Paraguay signed a Share Purchase Agreement ("SPA") to sell its Mobile Finance business in Paraguay (Mobile Cash Paraguay S.A. and Transcom S.A.) for a base price of $10 million (and a potential $7 million earn-out, contingent of SPA's conditions). As of the date of issuance of these financial statements, the transaction is still subject to certain regulatory approvals.
Debt Financing - Guatemala
On February 18, 2026 and on March 17, 2026, Tigo Guatemala executed two variable (one with a five-year term and the other with a six-year term) bank credit loans with Banco GYT Continental and Banco Agricola Mercantil, for an amount of GTQ 400 million each.
Debt Financing - Colombia
On March 11, 2026, Tigo Colombia executed a variable four-year term loan with Davivienda Bank, for an amount of COP 220,000 million. As from January 1, 2026 and until the issuance of these financial statements, Tigo Colombia partially repurchased its UNE Bond 3 (tranche B) for COP 31,000 million originally due in May 2026.
Lease amendments - Guatemala
Following the closings with SBA, Tigo Guatemala signed an MLA amendment for the use of ground space on January 22, 2026, This amendment has a 15-year term and is for a total annual amount of approximately $13 million (resulting in the recognition of right-of-use assets and lease liabilities for $119 million). Concurrently, the termination of prior lease agreements resulted in a decrease in the right-of-use assets by $68 million and lease liabilities by $74 million.
Annual Dividend proposal from the Board
On March 20, 2026, the Board proposed that the Annual General Meeting of its shareholders to be held in Luxembourg on May 20, 2026, declares an Annual Dividend of $3.00 per share payable in four equal quarterly installments: $0.75/share in July, 2026; $0.75/share in October, 2026: $0.75/share in January, 2027 and; $0.75/share in April, 2027.